Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended	22 Months Ended	25 Months Ended	28 Months Ended	31 Months Ended	34 Months Ended	37 Months Ended	40 Months Ended	43 Months Ended	46 Months Ended	49 Months Ended	52 Months Ended	55 Months Ended	58 Months Ended
	Jul. 26, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000222709
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,150	$ 10,000	$ 9,649	$ 9,119	$ 8,762	$ 8,925	$ 8,921	$ 9,089	$ 9,446	$ 9,530	$ 10,173	$ 10,430	$ 10,945	$ 11,235	$ 11,248	$ 11,347	$ 11,952	$ 12,392	$ 12,904	$ 13,290
C000222708
Account Value [Line Items]
Accumulated Value	500,000	507,500	500,000	482,400	455,855	438,499	446,156	446,656	455,074	472,961	477,170	510,285	523,217	549,082	563,630	564,573	570,108	600,551	622,691	648,690	668,693
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,233	10,276	9,799	9,197	8,874	9,166	9,008	9,384	10,183	10,322	11,585	11,972	12,846	13,881	13,616	13,543	14,881	15,767	15,933	17,530
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000	511,655	513,804	489,956	459,835	443,697	458,300	450,402	469,191	509,175	516,085	579,226	598,608	642,295	694,059	680,784	677,135	744,034	788,368	796,629	876,519
S&P Target Date 2025 Index
Account Value [Line Items]
Accumulated Value	10,000	10,141	10,034	9,761	9,281	8,964	9,113	9,170	9,332	9,606	9,684	10,237	10,450	10,980	11,155	11,213	11,371	11,977	12,410	12,893	13,274
S&P Target Date 2025 Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 507,031	$ 501,697	$ 488,061	$ 464,067	$ 448,213	$ 455,668	$ 458,514	$ 466,625	$ 480,291	$ 484,216	$ 511,865	$ 522,492	$ 548,986	$ 557,726	$ 560,673	$ 568,569	$ 598,857	$ 620,475	$ 644,650	$ 663,709